Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, equipment and software, net	The Group has not recorded any impairments of property, equipment or software for the periods presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Acquired Finite-Lived Intangible Assets by Major Class	The acquired intangible assets are recognized and measured at fair value and are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
License	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years

Schedule Of Impact On Consolidated Statement Of Operations And Comprehensive Income Upon Adoption Of ASC 606
The impacts of the adoption of ASC 606 in the year ended December 31, 2019 on consolidated statement of operations and comprehensive (loss)/income are shown below.

Items	As Reported	Impacts of ASC 606 Adoption	Amount without ASC 606 Adoption
	RMB	RMB	RMB
Total revenues	1,285,236	53,063	1,232,173
Income tax (expenses)/ benefit	(1,968)	(13,266)	11,298
Net loss	(906,490)	39,797	(946,287)

Schedule of impact on consolidated balance sheet upon adoption of ASC 606
The impacts of the adoption of ASC 606 as of December 31, 2019, including the cumulative effects of the change, on consolidated balance sheets are shown below.

Items	As Reported	Impacts of ASC 606 Adoption	Balances without ASC 606 Adoption
	RMB	RMB	RMB
Assets:
Deferred tax assets	64,675	4,775	59,900

Liabilities:
Accrued expenses and other liabilities	157,945	19,105	138,840

Equity:
Accumulated deficit	(1,860,640)	(14,330)	(1,846,310)